Schroder
                            Global Growth Portfolio







                               SEMI-ANNUAL REPORT
                               November 30, 1997
                                  (Unaudited)





                             Schroder Capital Funds











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SCHRODER GLOBAL GROWTH PORTFOLIO
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SCHEDULE OF INVESTMENTS
AS OF NOVEMBER 30, 1997 (UNAUDITED)

                                 COMMON STOCK - 67.4%

                 SHARES                                                                                VALUE US$
                 ------                                                                                ---------

                                 AUSTRALIA - 2.9%
                       3,000     Australia & New Zealand Banking Group Ltd.
                                     FINANCE                                                      $              20,609
                       1,000     Brambles Industries Ltd.
                                     SERVICES                                                                    19,163
                       6,000     Foster's Brewing Group Ltd.
                                     CONSUMER NON-DURABLES                                                       11,126
                       2,000     Woodside Petroleum Ltd.
                                     MATERIALS                                                                   14,367
                                                                                                 -----------------------
                                                                                                                 65,265
                                                                                                 -----------------------

                                 CANADA - 2.2%
                         740     Amber Energy Inc. (a)
                                     ENERGY                                                                    $ 10,632
                         810     Inco Ltd.
                                     MATERIALS                                                                 $ 11,381
                         980     National Bank of Canada
                                     FINANCE                                                                   $ 14,493
                       1,760     Stelco Inc.
                                     MATERIALS                                                                 $ 11,376
                                                                                                 -----------------------
                                                                                                                 47,882
                                                                                                 -----------------------

                                 CHILE - 0.8%
                         670     Compania de Telecomunicacion de Chile SA ADR                                    18,132
                                                                                                 -----------------------
                                     TELECOMMUNICATIONS

                                 FRANCE - 7.2%
                         200     Accor SA
                                     SERVICES                                                                    37,808
                         320     Canal Plus
                                     SERVICES                                                                    55,669
                         220     Elf Aquitaine
                                     ENERGY                                                                      25,527
                         250     Groupe Danone
                                     CONSUMER NON-DURABLES                                                       39,892
                                                                                                 -----------------------
                                                                                                                158,896
                                                                                                 -----------------------




                                        1

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SCHRODER GLOBAL GROWTH PORTFOLIO
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SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF NOVEMBER 30, 1997 (UNAUDITED)

                 SHARES                                                                                VALUE US$
                 ------                                                                                ---------
                                 GERMANY - 4.8%
                         500     Fresenius Medical Care AG (a)
                                     MATERIALS                                                                 $ 33,252
                         900     Hoechst AG
                                     MATERIALS                                                                   31,789
                          85     Mannesmann AG
                                     CAPITAL EQUIPMENT                                                           39,565
                                                                                                 -----------------------
                                                                                                                104,606
                                                                                                 -----------------------

                                 ITALY - 1.7%
                       5,920     Telecom Italia SpA
                                     ENERGY                                                                      36,896
                                                                                                 -----------------------

                                 JAPAN - 9.9%
                       2,000     Bridgestone Corp.
                                     MATERIALS                                                                   43,408
                       1,000     Fuji Photo Film Co.
                                     CAPITAL EQUIPMENT                                                           35,965
                       2,000     Matsushita Electric Industrial Co. Ltd.
                                     CAPITAL EQUIPMENT                                                           31,185
                       4,000     Mitsui & Co.
                                     SERVICES                                                                    27,800
                       2,000     Takeda Chemical Industries
                                     CONSUMER DURABLES                                                           58,453
                       5,000     Yasuda Fire & Marine Insurance
                                     SERVICES                                                                    20,372
                                                                                                 -----------------------
                                                                                                                217,183
                                                                                                 -----------------------


                                 NETHERLANDS - 6.9%
                       2,870     ABN Amro Holding NV
                                     SERVICES                                                                    54,715
                         280     Baan Co. NV (a)
                                     SERVICES                                                                    20,113
                       1,340     Gucci Group NV-NY Shares
                                     CONSUMER NON-DURABLES                                                       54,521
                         350     Philips Electronics NV
                                     CAPITAL EQUIPMENT                                                           23,116
                                                                                                 -----------------------
                                                                                                                152,465
                                                                                                 -----------------------






                                        2

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SCHRODER GLOBAL GROWTH PORTFOLIO
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SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF NOVEMBER 30, 1997 (UNAUDITED)

                 SHARES                                                                                VALUE US$
                 ------                                                                                ---------
                                 SINGAPORE - 2.5%
                       2,000     Development Bank of Singapore Ltd.
                                     FINANCE                                                                   $ 18,838
                       4,000     NatSteel Ltd.
                                     MULTI-INDUSTRY                                                               8,440
                       2,000     Singapore Press Holdings Ltd.
                                     SERVICES                                                                    27,378
                                                                                                 -----------------------
                                                                                                                 54,656
                                                                                                 -----------------------

                                 SWEDEN - 1.8%
                       1,130     Svenska Handelsbanken
                                     SERVICES                                                                    39,808
                                                                                                 -----------------------

                                 SWITZERLAND - 3.6%
                          41     Nestle SA
                                     CONSUMER NON-DURABLES                                                       60,334
                          10     SGS Societe Generale de Surveillance Holding SA
                                     SERVICES                                                                    18,686
                                                                                                 -----------------------
                                                                                                                 79,020
                                                                                                 -----------------------

                                 UNITED KINGDOM - 7.5%
                       2,070     EMI Group plc
                                     CONSUMER NON-DURABLES                                                       15,712
                       3,570     Enterprise Oil plc
                                     ENERGY                                                                      35,189
                       2,280     JJB Sports
                                     SERVICES                                                                    22,915
                       3,140     Lloyds TSB Group plc
                                     FINANCE                                                                     35,712
                       5,510     LucasVarity plc
                                     CAPITAL EQUIPMENT                                                           17,616
                       1,190     Zeneca Group plc
                                     CONSUMER DURABLES                                                           38,036
                                                                                                 -----------------------
                                                                                                                165,180
                                                                                                 -----------------------

                                 UNITED STATES OF AMERICA - 15.6%
                         480     AlliedSignal Inc.
                                     CAPITAL EQUIPMENT                                                           17,820
                         240     Allstate Corp.
                                     SERVICES                                                                    20,610





                                        3

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SCHRODER GLOBAL GROWTH PORTFOLIO
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SCHEDULE OF INVESTMENTS (CONCLUDED)
AS OF NOVEMBER 30, 1997 (UNAUDITED)

                 SHARES                                                                                VALUE US$
                 ------                                                                                ---------
                                 UNITED STATES OF AMERICA (CONCLUDED)
                         375     Baker Hughes Inc.
                                     ENERGY                                                                    $ 15,703
                         260     BankAmerica Corp.
                                     FINANCE                                                                     18,980
                         230     Bristol-Myers Squibb Co.
                                     CONSUMER NON-DURABLES                                                       21,534
                         330     Caterpillar Inc.
                                     CAPITAL EQUIPMENT                                                           15,819
                         250     Cisco Systems Inc. (a)
                                     CONSUMER DURABLES                                                           21,563
                         270     Colgate-Palmolive Co.
                                     CONSUMER NON-DURABLES                                                       18,039
                         390     Gap Inc.
                                     CONSUMER DURABLES                                                           20,938
                         290     General Electric Co.
                                     CONSUMER DURABLES                                                           21,388
                         290     McGraw-Hill Cos. Inc.
                                     SERVICES                                                                    19,847
                         200     Merck & Co. Inc.
                                     CONSUMER NON-DURABLES                                                       18,913
                         350     Rite Aid Corp.
                                     CONSUMER NON-DURABLES                                                       23,013
                         540     Ryder System Inc.
                                     SERVICES                                                                    19,609
                         190     Schlumberger Ltd.
                                     ENERGY                                                                      15,639
                         430     Sun Microsystems Inc. (a)
                                     CONSUMER DURABLES                                                           15,480
                         310     Textron Inc.
                                     CAPITAL EQUIPMENT                                                           18,329
                         405     Travelers Group Inc.
                                     SERVICES                                                                    20,450
                                                                                                 -----------------------
                                                                                                                343,674
                                                                                                 -----------------------
                                     Total Investments - 67.4% (cost $1,602,796)                              1,483,663

                                     Other Assets Less Liabilities - 32.6%                                      717,816
                                                                                                 -----------------------

                                     Total Net Assets - 100.0%                                              $ 2,201,479
                                                                                                 =======================

(a) Non-income producing security
ADR - American Depository Receipts


     The accompanying notes are an integral part of the financial statements

                                        4
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SCHRODER GLOBAL GROWTH PORTFOLIO
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STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1997 (UNAUDITED)




ASSETS:
      Investments (Note 2):
         Investments at cost                                                             $ 1,602,796
         Net unrealized appreciation (depreciation)                                         (119,133)
                                                                               ----------------------
             Total investments at value                                                    1,483,663

      Cash                                                                                   715,728
      Receivable from administrator (Note 3)                                                  13,332
      Receivable for dividends, tax reclaims and interest                                      3,515
      Organization costs, net of amortization (Note 2)                                         5,895
                                                                               ----------------------

                               Total Assets                                                2,222,133
                                                                               ----------------------

LIABILITIES:
      Payable to subadministrator (Note 3)                                                       208
      Accrued expenses                                                                        20,446
                                                                               ----------------------

                               Total Liabilities                                              20,654
                                                                               ----------------------

                               Net Assets                                                $ 2,201,479
                                                                               ======================

COMPONENTS OF NET ASSETS:
      Investors' capital                                                                 $ 2,320,612
      Net unrealized appreciation (depreciation) on investments                             (119,133)
                                                                               ----------------------

                               Net Assets                                                $ 2,201,479
                                                                               ======================





    The accompanying notes are an integral part of the financial statements.

                                       5
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SCHRODER GLOBAL GROWTH PORTFOLIO
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STATEMENT OF OPERATIONS
FOR THE PERIOD OCTOBER 15, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH NOVEMBER 30, 1997 (UNAUDITED)



INVESTMENT INCOME:
     Interest income                                                                                                2,706
     Dividend income (net of foreign withholding taxes of $114)                                                   $ 1,182
                                                                                                     ---------------------
                              Total investment income                                                               3,888
                                                                                                     ---------------------

EXPENSES:
     Investment advisory  (Note 3)                                                                                  1,803
     Subadministration (Note 3)                                                                                       208
     Transfer agency (Note 3)                                                                                       1,562
     Custody                                                                                                        1,200
     Accounting  (Note 3)                                                                                           7,742
     Amortization of organization costs (Note 2)                                                                        -
     Legal                                                                                                            200
     Audit                                                                                                          4,000
     Miscellaneous                                                                                                    782
                                                                                                     ---------------------
                              Total expenses                                                                       17,497
     Fee waived and expenses reimbursed (Note 6)                                                                  (15,135)
                                                                                                     ---------------------
                              Net expenses                                                                          2,362
                                                                                                     ---------------------

NET INVESTMENT INCOME (LOSS)                                                                                        1,526
                                                                                                     ---------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments sold                                                                 (30,399)
     Net change in unrealized appreciation (depreciation) on investments                                         (119,133)
                                                                                                     ---------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                                                           (149,532)
                                                                                                     ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                $ (148,006)
                                                                                                     =====================





    The accompanying notes are an integral part of the financial statements.

                                       6
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SCHRODER GLOBAL GROWTH PORTFOLIO
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STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD OCTOBER 15, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH NOVEMBER 30, 1997 (UNAUDITED)




NET ASSETS, BEGINNING OF PERIOD                                                       $      -
                                                                             ---------------------

OPERATIONS:
   Net investment income (loss)                                                             1,526
   Net realized gain (loss) on investments sold                                           (30,399)
   Net change in unrealized appreciation (depreciation) on investments                   (119,133)
                                                                             ---------------------
   Net increase (decrease) in net assets resulting from operations                       (148,006)
                                                                             ---------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
   Contributions                                                                        2,350,040
   Withdrawals                                                                               (555)
   Net increase (decrease) in net assets from transactions
                                                                             ---------------------
   in investors' beneficial interest                                                    2,349,485
                                                                             ---------------------

   Net increase (decrease) in net assets                                                2,201,479
                                                                             ---------------------

NET ASSETS, END OF PERIOD                                                             $ 2,201,479
                                                                             =====================






    The accompanying notes are an integral part of the financial statements.

                                       7
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FINANCIAL HIGHLIGHTS

                                                                                         For the Period
Portfolio performance for the period:                                                   October 15, 1997
                                                                                             through
                                                                                        November 30, 1997
                                                                                          (Unaudited) (a)
                                                                       ----------------------------------------------------
Ratio to Average Net Assets:
      Expenses including reimbursement/waiver of fees                                            0.85%(b)
      Expenses excluding reimbursement/waiver of fees                                            6.31%(b)
      Net investment income including reimbursement/waiver of fees                               0.55%(b)

Average Commission Rate Per Share (c)                                                           $0.0444
Portfolio Turnover Rate                                                                          9.40%



-------------------------------------------

(a) The Portfolio commenced operations on October 15, 1997.
(b) Annualized
(c) Amount represents the average commission per share paid to brokers on the purchase and sale of equity securities on which commissions are charged.




    The accompanying notes are an integral part of the financial statements.

                                       8
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SCHRODER GLOBAL GROWTH PORTFOLIO
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1.  ORGANIZATION

Schroder Capital Funds ("Schroder Core") was organized as a Delaware business trust by on September 7, 1995. Schroder Core, which is registered as an open-end, management investment company under the Investment Company Act of 1940 (the "Act"), currently has six investment portfolios. Included in this report is Schroder Global Growth Portfolio (the "Portfolio"), a diversified portfolio that commenced operations on October 15, 1997. Under its Trust Instrument, Schroder Core is authorized to issue an unlimited number of interests without par value. Interests in the Portfolio are sold in private placement transactions without any sales charges to qualified investors, including open-end, management investment companies.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Portfolio:

SECURITY VALUATION - Portfolio securities listed on recognized stock exchanges are valued at the last reported sale price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the last sale price on the preceding trading day or at closing mid-market prices. Securities traded in over-the-counter markets are valued at the most recent reported mid-market price. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by Schroder Core's Board of Trustees

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income is recorded net of withholding tax. Interest income, including amortization of discount or premium, is recorded as earned. Identified cost of investments sold is used to determine realized gain and loss for both financial statement and federal income tax purposes. Foreign dividend and interest income amounts and realized capital gain and loss are converted to U.S. dollar equivalents using foreign exchange rates in effect at the date of the transactions.

Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and
(ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

EXPENSE ALLOCATION - Schroder Core accounts separately for the assets and liabilities and operation of each Portfolio. Expenses that are directly attributable to more than one Portfolio are allocated among the respective Portfolios.


                                       9
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SCHRODER GLOBAL GROWTH PORTFOLIO
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NOTES TO FINANCIAL STATEMENTS (CONCLUDED) (UNAUDITED)

ORGANIZATIONAL COSTS - Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized on a straight line basis over a five year period.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER - Schroder Capital Management International Inc. ("SCMI"), is the investment adviser. Pursuant to an Investment Advisory Agreement, SCMI is entitled to receive an annual fee, payable monthly, of 0.65% of the average daily net assets of the Portfolio

ADMINISTRATOR AND SUBADMINISTRATOR - The administrator of the Portfolio is Schroder Fund Advisors Inc. ("Schroder Advisors"). In addition, the Portfolio has entered into a Subadministration Agreement with Forum Administrative Services, LLC ("Forum"). For its services, Schroder Advisors and Forum are entitled to receive compensation at annual rates, payable monthly, of 0.05% and 0.10%, respectively of the average daily net assets of the Portfolio.

TRANSFER AGENT - Forum Financial Corp.(R) ("FFC") serves as the Portfolio's transfer agent and is entitled to receive compensation for those services from Schroder Core with respect to the Portfolio in the amount of $12,000 per year plus certain other fees and expenses.

OTHER SERVICE PROVIDERS - FFC also performs portfolio accounting for the Portfolio and is entitled to receive compensation for those services in the amount of $60,000 per year, plus certain amounts based upon the number and types of portfolio transactions.

NOTE 4.  PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sales of securities (excluding short-term investments) for the period ended November 30, 1997 aggregated $1,776,024 and $142,829, respectively.

For federal income tax purposes, the tax basis of investment securities owned as of November 30, 1997 was $1,602,796 and the net unrealized depreciation of investment securities was $119,133. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $15,434 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $134,567.

NOTE 5.  FEDERAL TAXES

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gain as it is treated as a partnership for federal income tax purposes. All interest, dividends, gain and loss of the Portfolio are deemed to have been "passed through" to the partners in proportion to their holdings of the Portfolio regardless of whether such interest, dividends or gain have been distributed by the Portfolio.

Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

NOTE 6.  WAIVER OF FEES

Schroder Advisors, Forum and FFC may waive voluntarily all or a portion of their fees from time to time. For the period ended November 30, 1997, SCMI waived fees of $1,803, and reimbursed fees of $13,332, respectively.

TRUSTEES
Hermann C. Schwab
Peter E. Guernesey
John I. Howell
Clarence F. Michalis
Mark J. Smith
David N. Dinkins
Sharon L. Haugh
Peter S. Knight

OFFICERS
Hermann C. Schwab
     Chairman of the Board
Mark J. Smith
     President
Mark Astley
     Vice President
Robert G. Davy
     Vice President
Margaret H. Douglas-Hamilton
     Vice President
Richard Foulkes
     Vice President
John Y. Keffer
     Vice President
Jane Lucas
     Vice President
Catherine A. Mazza
     Vice President
Michael Perelstein
     Vice President
Fariba Talebi
     Vice President
John A. Troiano
     Vice President
Ira L. Unschuld
     Vice President
Alexandra Poe
     Vice President
     Secretary
Fergal Cassidy
     Treasurer

                               INVESTMENT ADVISER
                 Schroder Capital Management International Inc.
                               787 Seventh Avenue
                            New york, New York 10019


                          ADMINISTRATOR & DISTRIBUTOR
                          Schroder Fund Advisors Inc.
                               787 Seventh Avenue
                            New York, New York 10019


                                   CUSTODIAN
                            The Chase Manhatten Bank
                            Global Custody Division
                         Woolgate House, Coleman Street
                        London EC2P 2HD, United Kingdom


                                 TRANSFER AGENT
                           Forum Financial Corp. (R)
                              Two Portland Square
                             Portland, Maine 04101


                                    COUNSEL
                                  Ropes & Gray
                            One International Place
                                Boston, MA 02110


                              INDEPENDENT AUDITORS
                            Coopers & Lybrand L.L.P.
                             One Post Office Square
                          Boston, Massachusetts 02109



This report is for the information of the shareholders of the Schroder Global Growth Portfolio. Its use in connection with any offering of the Portfolio's shares is authorized only in case of a concurrent or prior delivery of the Portfolio's current prospectus.